Share capital - Fair value of options (Details) - Stock options	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Annualized volatility	62.29%	62.29%
Dividend rate	0.00%	0.00%
Minimum
Disclosure of classes of share capital [line items]
Expected life of options	3 years	3 years
Risk-free interest rate	0.29%	1.25%
Maximum
Disclosure of classes of share capital [line items]
Expected life of options	5 years	5 years
Risk-free interest rate	0.42%	1.58%